Note 14 - Equity Compensation Plan (Details Textual) - USD ($)						12 Months Ended			111 Months Ended	114 Months Ended
	Nov. 20, 2017	Nov. 20, 2016	Nov. 20, 2015	Nov. 20, 2014	Nov. 22, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 210,525	$ 441,815	$ 681,073
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 129,246			$ 129,246	$ 129,246
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						324 days
Dividends						$ 0	0	0
Restricted Stock [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense						$ 340,377	$ 1,140,084	$ 357,967
Nonvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				230,713	74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.58	$ 7.26
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						57,678
Nonvested Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			115,357
Nonvested Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		57,678
Nonvested Restricted Stock [Member] | Share-based Compensation Award, Tranche Three [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	57,678
The Plan [Member]
Common Stock, Reserved Percentage											10.00%
The Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									0	555,479